Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Schedule of Current Accrued Liabilities

Current accrued liabilities consisted of the following at the dates indicated (in thousands):

	September 30,	December 31,
	2014	2013
Accrued capital expenditures	$77,716	$48,579
Accrued lease operating expense	18,142	13,240
Accrued general and administrative expenses	11,986	14,485
Accrued ad valorem and production taxes	26,466	3,541
Accrued interest payable	41,857	11,934
Accrued environmental	571	577
Other miscellaneous, including operator advances	2,643	5,774

	$179,381	$98,130

Current accrued liabilities consisted of the following at the dates indicated (in thousands):

	December 31,
	2013	2012
Accrued capital expenditures	$48,579	$14,352
Accrued lease operating expense	13,240	6,701
Accrued general and administrative expenses	14,485	2,290
Accrued ad valorem and production taxes	3,541	3,753
Accrued interest payable	11,934	1,239
Accrued environmental	577	1,012
Other miscellaneous, including operator advances	5,774	4,140

	$98,130	$33,487

Individual Customers Each Accounted for 10% or More of Total Reported Revenues

The following individual customers each accounted for 10% or more of total reported revenues for the period indicated:

	Years Ending December 31,
	2013	2012
Consolidated & Combined:
Energy Transfer Equity, L.P. and subsidiaries	35%	13%

MRD Segment:
Energy Transfer Equity, L.P. and subsidiaries	77%	39%
Sunoco, Inc.(1)	n/a	15%
Dominion Gas Ventures LP	n/a	15%

MEMP Segment:
Phillips 66(2)	15%	13%
ConocoPhillips(2)	n/a	14%

(1)	Sunoco, Inc. became a subsidiary of Energy Transfer Equity, L.P. in October 2012.
(2)	Phillips 66 was a subsidiary of ConocoPhillips through April 30, 2012. Accordingly, any revenues generated from Phillips 66 prior to May 1, 2012 were reported under ConocoPhillips.